Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

(a)	Cayman Islands
Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	British Virgin Island
Pursuant to the rules and regulations of the British Virgin Island, the Group is not subject to any income tax in the British Virgin Island.

(c)	Hong Kong Profits Tax
Profits tax for the first HK$2 million of profits of corporations is 8.25 percent. Profits above that amount will be subject to the tax rate of 16.5 percent. No provision for Hong Kong profits tax has been made as the Group had no assessable profits derived from or earned in Hong Kong.

(d)	Singapore
Tax on corporate income is imposed at a flat rate of 17%. A partial tax exemption and a three-year start-up
tax exemption for qualifying
start-up
companies are available. Under partial tax exemption, 75% of the first SGD 10,000 of chargeable income is tax exempt and 50% of the next SGD 190,000 of chargeable income is tax exempt. Under start-up
tax exemption, 75% of the first SGD 100,000 of chargeable income is tax exempt and 50% of the next SGD 100,000 of chargeable income is tax exempt. The start-up
exemption is not available to property development and investment holding companies. No provision for Singapore has been made as the Group had no assessable profits derived from or earned in Singapore.

(e)	PRC Enterprise Income Tax (“EIT”)
Shanghai Intchains obtained its High and New Technology Enterprises (“HNTE”) certificate with a valid period of three years in 2019 and 2022, respectively. Therefore, Shanghai Intchains is eligible to enjoy a preferential tax rate of
15
% from 2019 to 2022 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In addition, Shanghai Intchains is qualified as an integrated circuit design enterprise and enjoying a
5-year
tax holiday (two years full exemption followed by three years half reduction) beginning from 2021 after utilizing all prior years’ tax losses. Therefore, Shanghai Intchains is eligible to enjoy a preferential tax rate of 0% after utilizing all prior year’s tax losses in the future. The Group’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.
The carry forward period for net operating losses under the EIT Law is five years for general enterprises and ten years for HNTE and all tax losses have been utilized during the year of 2021. However, Shanghai Intchains is eligible to enjoy a preferential tax rate of
0% after utilizing all prior year’s tax losses. These tax losses would not be expected to have effect on the effective taxation rate (0%).

(f)	PRC Withholding Income Tax on Dividends
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.”
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign- invested Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
As of December 31, 2021 and 2022, the Company did not record any withholding tax on the retained earnings of its subsidiaries in the PRC as the Group does not have any plan to require its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the year ended December 31
	2020	2021	2022
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.06%	0.01%	0.01%
Effect of additional deduction of research and development expense	(64.14%)	(2.22%)	(2.64%)
Benefit from tax losses and temporary differences utilized	—	—	(0.81%)
Effect of tax incentive	39.08%	(22.79%)	(18.34%)

Total tax cost	0.00%	0.00%	3.22%

Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income are as follows:

	For the year ended December 31
	2020	2021	2022

	(in thousands)
Current tax	—	—	11,814
Deferred taxation	—	—	42

Income tax expenses	—	—	11,856

Deferred taxation
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The unrecognized temporary differences carried forward that may give rise to the deferred tax balances as of December 31, 2021 and 2022, are as follows:

	As of December 31
	2021	2022

	(in thousands)
Accrued expense and others	8,617	536
Accelerated tax depreciation	(1,252)	(2,416)
Inventory provision	—	1,378
Product warranty	463	223

Total	7,828	(279)

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2021 and 2022:

	As of December 31
	2021	2022

	(in thousands)
Deferred tax assets:
Accrued expense and others	—	80
Inventory provision	—	207
Product warranty	—	33

Total deferred tax assets	—	320

Deferred tax liabilities:
Accelerated tax depreciation	—	(362)

Total deferred tax liabilities	—	(362)

Presentation in the consolidate balance sheet:
Deferred tax assets	—	—
Deferred tax liabilities	—	(42)

Net deferred tax assets/(liabilities)	—	(42)

For the year ended December 31, 2020 and 2021, no deferred taxation had been recognized for the above temporary difference because the Group determines that it is likely that the effective tax rate would be at a preferential rate of
0
% when the deferred tax assets would be utilized in the future during the tax holiday as approved by the relevant tax authorities.
In making such determination, the Group considered factors including the expected schedule of future taxable income exclusive of reversing temporary differences and tax loss carry forwards. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the deferred tax balances will decrease tax expense when those events occur.
In accordance with ASC 740, for each
tax-paying
entity within a particular jurisdiction, all deferred tax assets and liabilities shall be offset and presented as a single amount within a particular tax jurisdiction rather than on a legal entity by entity basis. Therefore, certain non-current
deferred tax assets and liabilities of the Group were offset and presented on a net basis on the consolidated balance sheets of the Group.
As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.